Annual Fund Operating Expenses - PIMCO Short Asset Investment Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.34%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.34%
I-2
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.44%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.44%
I-3
Operating Expenses:
Management Fees	0.54%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.54%
Fee Waiver and/or Expense Reimbursement	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.49%
M
Operating Expenses:
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.34%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.34%
Administrative
Operating Expenses:
Management Fees	0.34%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%
A
Operating Expenses:
Management Fees	0.44%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver and/or Expense Reimbursement		[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.69%

[1]	PIMCO has contractually agreed, through July 31, 2022, to reduce its supervisory and administrative fee for the Fund’s I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement renews annually unless terminated by PIMCO upon at least 30 days’ prior notice to the end of the contract term.